Income Tax: (Tables)	3 Months Ended
Mar. 31, 2020
Income Tax: (Tables) [Abstract]
Income tax expense (benefit)

Income tax benefit for the three months ended March 31, 2020 and 2019 differs from the amount that would result from applying Canadian tax rates to net income before taxes. These differences result from the items noted below:

	2020		2019
	Amount	%	Amount	%
Income tax benefit based on Canadian tax rates	$ (519,833)	(25)	$ (690,090)	(25)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	34,139	2	96,812	4
Non-deductible expenses	9,882	-	7,349	-
Change in valuation allowance and other	(121,546)	(6)	585,929	21
	$ (597,358)	(29)	$ -	-

Net Deferred Income Tax Asset

The components of the Canadian and U.S. deferred income tax assets and liabilities as of March 31, 2020 and December 31, 2019 were as follows:

	March 31,	December 31,
	2020	2019
Deferred income tax assets
Net operating loss carry forwards	$32,136,101	$34,569,939
Property, Plant and Equipment	4,742,876	4,742,961
Other	1,811,546	1,623,503
	38,690,523	40,936,403
Valuation allowance	(38,081,177)	(40,915,022)
	$609,346	$21,381

Deferred income tax liabilities
Other	(11,988)	(21,381)
Net deferred income tax asset	$597,358	$-

Loss carryforwards

At March 31, 2020, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

U.S.	Canadian	Expires
	$1,850,408	2026
	3,434,116	2027
	13,089,285	2028
	12,404,812	2029
	15,325,456	2030
	17,160,962	2031
	4,979,123	2032
	7,238,620	2033
	8,387,038	2034
	11,971,878	2035
	14,233,304	2036
	10,733,864	2037
	387,554	2038
	3,883,938	2039
	1,074,612	2040
2,844,563		-
$2,844,563	126,154,970